UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of principal executive offices) (Zip code)

Laurence K. Russian
ABS Investment Management LLC
537 Steamboat Road
Greenwich, Connecticut 06830
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Fair Value
INVESTMENTS IN PORTFOLIO FUNDS* ‒ 92.8%
ASIAN EQUITY LONG/SHORT ‒ 10.1%
Kylin Offshore Fund Ltd.	$1,844,877
Pleiad Asia Offshore Feeder Fund	1,464,174
Real Return Asian Class B	1,406,740
4,715,791
EUROPEAN EQUITY LONG/SHORT ‒ 5.9%
Horseman European Select Fund Ltd. Class A	1,223,472
Pelham Long/Short Fund Ltd. Class A Sub Class 1	1,552,300
2,775,772
EVENT DRIVEN ‒ 3.3%
Roystone Capital Offshore Fund Ltd. Class A	1,518,269

FINANCIALS EQUITY LONG/SHORT ‒ 2.4%
Seawolf Offshore Fund, Ltd.	1,110,419

GLOBAL EQUITY LONG/SHORT ‒ 27.8%
Cooper Square Offshore Fund, Ltd.	1,628,894
Lansdowne Developed Markets Fund Limited Class N	2,333,819
Marianas Fund Ltd. Class A NV - Series One	480,841
Marianas Fund Ltd. Class B NV - Series One	1,563,758
Soroban Fund L.L.C.	2,604,061
Suvretta Partners, L.P.	2,491,973
TPG Public Equity Partners-B, Ltd.	1,862,297
12,965,643
HEALTH CARE EQUITY LONG/SHORT ‒ 9.9%
Camber Capital Fund L.P.	2,975,491
Senzar Healthcare International Fund, Ltd.	1,622,589
4,598,080
JAPAN EQUITY LONG/SHORT ‒ 3.3%
Indus Japan Fund, Ltd.	1,552,053

REAL ESTATE LONG/SHORT ‒ 4.5%
Long Pond Offshore, Ltd.	2,107,229

TMT EQUITY LONG/SHORT ‒ 7.5%
Light Street Xenon, Ltd. - Class A N	1,297,227
Seligman Tech Spectrum Fund L.L.C.	2,201,743
3,498,970
U.S. EQUITY LONG/SHORT ‒ 14.2%
Altimeter Offshore Fund Ltd.	1,597,438
Anchor Bolt Fund, L.P.	1,366,859

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS ‒ Continued
As of January 31, 2016 (Unaudited)

Fair Value
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT (Continued)
Lakewood Capital Offshore Fund, Ltd.	$2,133,139
Pagoda International, Ltd.	1,524,255
6,621,691
U.S. SMALL CAP EQUITY LONG/SHORT ‒ 3.9%
ACK Asset Partners II, L.P.	1,834,494

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 92.8%	43,298,411
(Cost $39,147,656)
TOTAL INVESTMENTS ‒ 92.8%	43,298,411
(Cost $39,147,656)
Other Assets in Excess of Liabilities ‒ 7.2%	3,364,519
SHAREHOLDERS' CAPITAL ‒ 100.0%	$46,662,930

*	All Portfolio Funds are non-income producing securities.

See accompanying notes to Schedule of Investments.

ABS Long/Short Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and operates as an “interval fund.” The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

The Fund records its investments in portfolio funds (“Portfolio Funds”) at fair value. Guidance provided by the FASB defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund utilizes valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities recorded at fair value are categorized within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability. The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of investments in Level 1 generally include listed equities and listed derivatives.

Level 2	Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly, and fair value that is determined through the use of models or other valuation methodologies. Investments in this category generally include corporate bonds and loans, less liquid and restricted equity securities, and certain over-the-counter derivatives. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3	Inputs that are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Investments in this category generally include equity and debt positions in private companies.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient.

Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) amends the fair value accounting rules to remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The Fund has adopted this update and as a result of adopting it, investments in Portfolio Funds with a fair value of $43,298,411 are excluded from the fair value hierarchy as of January 31, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ABS Long/Short Strategies Fund

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian
(Principal Executive Officer)
Date	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian
(Principal Executive Officer)
Date	March 24, 2016

By (Signature and Title)*	/s/ David J. Finn
David J. Finn
(Principal Financial Officer)
Date	March 24, 2016

*	Print the name and title of each signing officer under his or her signature.